Summary of Revenue by Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 12,161,419	$ 4,527,879
Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 9,193,173	$ 2,564,074
Americas [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	76.00%	57.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 1,066,254	$ 1,492,561
EMEA [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	9.00%	33.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 1,901,992	$ 471,244
Asia Pacific [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	15.00%	10.00%